LONG TERM INVESTMENTS (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Statement [Line Items]
Fair Value of long term investments, Beginning Balance	$ 4,176
Net Additions and (Warrants Exercised)	109,000
Movements in foreign exchange	23,000
Fair value adjustments for the period	(369,000)
Fair Value of long term investments, Ending Balance	3,939,000
Silver Wolf Exploration Ltd. [Member] | Common Share [Member]
Statement [Line Items]
Fair Value of long term investments, Beginning Balance	0
Net Additions and (Warrants Exercised)	109,000
Movements in foreign exchange	2,000
Fair value adjustments for the period	(52,000)
Fair Value of long term investments, Ending Balance	59
Talisker Resources Ltd [Member] | Common Shares [Member]
Statement [Line Items]
Fair Value of long term investments, Beginning Balance	4,176
Net Additions and (Warrants Exercised)	0
Movements in foreign exchange	21,000
Fair value adjustments for the period	(317,000)
Fair Value of long term investments, Ending Balance	$ 3,880